Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investments [Abstract]
Investments
Investments consist of:
	September 30, 2013	December 31, 2012
	(in thousands)

Available-for-sale (primarily seed capital)	$20,612	$13,361
Trading:
Long-term incentive compensation-related	83,336	90,825
United States Treasury Bills	27,987	27,982
Seed capital	253,529	307,795
Equities and exchange-traded options	69,801	48,937
Investments in limited partnership hedge funds:
Long-term incentive compensation-related	31,295	32,152
Seed capital	78,541	109,328
Consolidated private equity fund (10% seed capital)	49,447	47,045
Private equity (seed capital)	44,996	47,853
Other	4,923	7,056
Total investments	$664,467	$732,334

Investments consist of:

	December 31,
	2012	2011
	(in thousands)

Available-for-sale (primarily seed capital)	$13,361	$13,883
Trading:
Long-term incentive compensation-related	90,825	135,832
United States Treasury Bills	27,982	37,998
Seed capital	307,795	278,932
Equities and exchange-traded options	48,937	58,237
Investments in limited partnership hedge funds:
Long-term incentive compensation-related	32,152	40,538
Seed capital	109,328	123,920
Consolidated private equity fund (10% seed capital)	47,045	58,749
Private equity (seed capital)	47,853	35,726
Other	7,056	11,479
Total investments	$732,334	$795,294